AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2012 TO THE CURRENT PROSPECTUS AND SUPPLEMENTS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLAN

EQUI-VEST(R) Vantage/SM/ Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education

--------------------------------------------------------------------------------

This Supplement relates to the Structured Investment Option which is currently available under EQUI-VEST(R) Employer-Sponsored Retirement Plan contract. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the "Segments" of the Structured Investment Option, each of which has a limited duration (a "Segment Duration").

The purpose of this Supplement is solely to add to your current prospectus ( the "EQUI-VEST(R) prospectus") a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2012. All of the information in the EQUI-VEST(R) prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST(R) prospectus) or in the Structured Investment Option prospectus.

Accordingly, you should read this Supplement in conjunction with your EQUI-VEST(R) prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST(R) prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST(R) prospectus.

CHARGES FOR THE STRUCTURED INVESTMENT OPTION

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled "Charges we periodically deduct from your account value" under "Fee table" in your EQUI-VEST(R) prospectus:

------------------------------------------------------------------------------------------------------------------------------

                            ADJUSTMENTS FOR EARLY SURRENDER OR OTHER DISTRIBUTION FROM A SEGMENT
------------------------------------------------------------------------------------------------------------------------------

 WHEN CALCULATION IS MADE                                                                 MAXIMUM AMOUNT THAT MAY BE LOST/(1)/
------------------------------------------------------------------------------------------------------------------------------
Segment Interim Value is applied on surrender or other distribution (including loans and            90% of Segment
charges) from a Segment prior to its Segment Maturity Date                                          Investment
------------------------------------------------------------------------------------------------------------------------------

Notes:
(1)The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under "Appendix I" in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST(R) contract prospectus.

TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

We reserve the right to do all of the following if the Structured Investment Option is available under your EQUI-VEST(R) contract:

..   Limit transfers from your other investment options to the Segment Type
    Holding Account to no more than once every 30 days.

..   Require a minimum time period between each transfer into, or out of, the
    Segment Type Holding Account.

..   Establish a maximum dollar amount that may be transferred to or from the
    Segment Type Holding Account.

SEPARATE ACCOUNT ANNUAL EXPENSES

Under the provisions of your EQUI-VEST(R) contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST(R) contract.

                   888-133 (8/12)                           Cat. #150021 (8/12)
                   Employer-Sponsored-NB (NJ
                   ACTS ONLY)                                           #386658

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see "Charges and Expenses" in your EQUI-VEST(R) variable annuity prospectus.





  EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (AXA EQUITABLE).
     DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN CONTRACTS
              CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
               1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2012 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2012 TO THE MAY 1, 2012 PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS

EQUI-VEST(R) VANTAGE/SM/ Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus. IF YOU ARE A CURRENT PARTICIPANT (DEFINED BELOW), THIS SUPPLEMENT REPLACES, IN ITS ENTIRETY, THE SUPPLEMENT TO YOUR CURRENT PROSPECTUS FOR EMPLOYER-SPONSORED RETIREMENT PLANS DATED MAY 1, 2012.

We offer the EQUI-VEST(R) Vantage/SM/ contract to fund the ACTS Program ("the plan").

The EQUI-VEST(R) Vantage/SM/ ACTS contract is a group variable deferred annuity contract. The employer will be the EQUI-VEST(R) Vantage/SM/ ACTS contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" is the date we receive a participant's properly completed and signed enrollment form and any other required documents at our processing office. "Contract date" is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus./(1)/

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We offer the EQUI-VEST(R) Vantage/SM/ ACTS contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to EQUI-VEST(R) Series 100 and 200 contracts, except for certain material differences described in this Supplement. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST(R) Vantage/SM/ ACTS, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in an EQUI-VEST(R) Vantage/SM/ ACTS, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" in the prospectus.)

                              -------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

Material differences between EQUI-VEST(R) Vantage/SM/ ACTS and the provisions of the EQUI-VEST(R) Series 100 and 200 contracts described in the prospectus include the information above as well as the following:


        FOR USE WITH THE ADDITIONAL CONTRIBUTIONS TAX-SHELTERED PROGRAM


----------
(1)This Supplement distinguishes between "contract" and "participation certificate" as well as "contract holder" and "participant" when describing the EQUI-VEST(R) Vantage/SM/ ACTS product. The prospectus does not make these distinctions and generally uses the terms "you" and "your" when referring to the person who has the right or responsibility that the prospectus is discussing at that point, and to "contract" when referring to the participation certificate or contract that includes the right being discussed.

                                                           Cat. # 133282 (8/12)
                                                                        #383912

888-002 (8/12)
NB/IF

1. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" IN THE PROSPECTUS:

-----------------------------------------------------------------------
FEES AND CHARGES FOR           .   Separate account charge deducted
EQUI-VEST(R) VANTAGE/SM/ ACTS      daily on amounts invested in
                                   variable investment options: 0.40%.

                               .   Annual administrative charge: There
                                   is no annual administrative charge.

                               .   Charges for certain optional
                                   special services.

                               .   No sales charge deducted at the
                                   time contributions are made.

                               .   Withdrawal charge: There is no
                                   withdrawal charge.

                               .   Annual expenses of the affiliated
                                   and unaffiliated Trusts (the
                                   "Trusts") portfolios are calculated
                                   as a percentage of the average
                                   daily net assets invested in each
                                   portfolio. Please see "Fee table"
                                   later in this Supplement.
-----------------------------------------------------------------------

2. PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC ("AXA Advisors") directly or indirectly receives 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or AXA Advisors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. AXA Advisors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

As a certificate owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Allocation portfolios offer certificate owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that certificate owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying portfolio prospectuses, the AXA Tactical Manager 400 portfolio, the AXA Allocation portfolios and certain other affiliated portfolios use futures and options to reduce the portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions.

The investment strategies of the portfolios are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your account value.

--------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 -- CLASS B SHARES                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                                     AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION   Seeks long-term capital appreciation and current income.      AXA Equitable Funds Management
                                                                                           Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND*   Seeks a balance of high current income and capital            BlackRock Financial Management, Inc.
                          appreciation, consistent with a prudent level of risk.        Pacific Investment Management
                                                                                           Company LLC
                                                                                        SSgA Funds Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER              Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  INTERNATIONAL EQUITY*   emphasis on risk-adjusted returns and managing volatility        Group, LLC
                          in the portfolio.                                             BlackRock Investment Management, LLC
                                                                                        EARNEST Partners, LLC
                                                                                        J.P. Morgan Investment Management Inc.
                                                                                        Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP    Seeks to achieve long-term growth of capital with an          AllianceBernstein L.P.
  VALUE*                  emphasis on risk-adjusted returns and managing volatility     AXA Equitable Funds Management
                          in the portfolio.                                                Group, LLC
                                                                                        Institutional Capital LLC
                                                                                        MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP      Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  VALUE*                  emphasis on risk-adjusted returns and managing volatility        Group, LLC
                          in the portfolio.                                             BlackRock Investment Management, LLC
                                                                                        Diamond Hill Capital Management, Inc.
                                                                                        Knightsbridge Asset Management, LLC
                                                                                        Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION*   Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                          asset mix. Total return includes capital growth and income.      Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION*   Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                          asset mix. Total return includes capital growth and income.      Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION*   Seeks the highest total return over time consistent           AXA Equitable Funds Management
                          with its asset mix. Total return includes capital growth         Group, LLC
                          and income.
--------------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION*   Seeks the highest total return over time consistent with its  AXA Equitable Funds Management
                          asset mix. Total return includes capital growth and income.      Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 -- CLASS IB                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                     AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400* Seeks to achieve long-term growth of capital with an          AllianceBernstein L.P.
                          emphasis on risk-adjusted returns and managing volatility     AXA Equitable Funds Management
                          in the portfolio.                                                Group, LLC
                                                                                        BlackRock Investment Management, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY       Seeks to achieve long-term capital appreciation.              Bridgeway Capital Management, Inc.
  RESPONSIBLE                                                                           Calvert Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX     Seeks to achieve a total return before expenses that          AllianceBernstein L.P.
                          approximates the total return performance of the
                          Russell 3000 Index, including reinvestment of
                          dividends, at a risk level consistent with that of the
                          Russell 3000 Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX        Seeks to achieve a total return before expenses that          AXA Equitable Funds Management
                          approximates the total return performance of the                 Group, LLC
                          Barclays Immediate U.S. Government/Credit Index,              SSgA Funds Management, Inc.
                          including reinvestment of dividends, at a risk level
                          consistent with that of the Barclays Immediate U.S.
                          Government/Credit Index.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 -- CLASS IB                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                                                      AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX       Seeks to achieve a total return before expenses that           AllianceBernstein L.P.
                          approximates the total return performance of the S&P
                          500 Index, including reinvestment of dividends, at a risk
                          level consistent with that of the S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE          Seeks to maximize income while maintaining prospects           AXA Equitable Funds Management
  BALANCED*               for capital appreciation with an emphasis on risk-adjusted        Group, LLC
                          returns and managing volatility in the portfolio.              BlackRock Investment Management, LLC
                                                                                         Franklin Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY*   Seeks to maximize capital appreciation.                        GAMCO Asset Management, Inc.
  VALUE
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY   Seeks to achieve a total return (before expenses) that         AllianceBernstein L.P.
  INDEX*                  approximates the total return performance of a composite
                          index comprised of 40% Dow Jones EURO STOXX 50
                          Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10%
                          S&P/ASX 200 Index, including reinvestment of dividends,
                          at a risk level consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE    Seeks to provide current income and long-term growth of        AXA Equitable Funds Management
  PLUS                    income, accompanied by growth of capital with an                  Group, LLC
                          emphasis on risk-adjusted returns and managing volatility      BlackRock Investment Management, LLC
                          in the portfolio.                                              Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE         Seeks to achieve long-term capital appreciation.               J.P. Morgan Investment
  OPPORTUNITIES*                                                                            Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS   Seeks to achieve long term growth of capital with an           AllianceBernstein L.P.
                          emphasis on risk-adjusted returns and managing volatility      AXA Equitable Funds Management
                          in the portfolio.                                                 Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL      Seeks to achieve capital appreciation.                         Massachusetts Financial Services
  GROWTH*                                                                                   Company d/b/a MFS Investment
                                                                                            Management
--------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX          Seeks to achieve a total return before expenses that           SSgA Funds Management, Inc.
                          approximates the total return performance of the S&P Mid
                          Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET           Seeks to obtain a high level of current income, preserve       The Dreyfus Corporation
                          its assets and maintain liquidity.
--------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL      Seeks to achieve capital appreciation.                         Montag & Caldwell, LLC
  GROWTH*
--------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID     Seeks to achieve capital growth.                               Morgan Stanley Investment
  CAP GROWTH*                                                                               Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX    Seeks to replicate as closely as possible (before the          AllianceBernstein L.P.
                          deduction of Portfolio expenses) the total return of the
                          Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH   Seeks to achieve long-term capital appreciation and            T. Rowe Price Associates, Inc.
  STOCK                   secondarily, income.
--------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE PORTFOLIOS                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                                      AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY*     Seeks to provide long-term capital appreciation.               Waddell & Reed Investment
                                                                                            Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS
 SERVICE CLASS                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                                      AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES*  The fund's investment objective is to seek total return.       Massachusetts Financial Services
                                                                                            Company
--------------------------------------------------------------------------------------------------------------------------------

*  Available under your participation certificate on or about August 27, 2012.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

3. THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" IN "FEE TABLE" IN THE PROSPECTUS:

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST(R) Vantage/SM/ ACTS certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges for certain features shown in the fee table are mutually exclusive.

-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-------------------------------------------------------------------------------
Withdrawal charge as a percentage of    0%
the amount withdrawn (deducted when
you surrender your certificate or
make certain withdrawals)

Charge if you elect a Variable          $350
Immediate Annuity payout option
(which is described in a separate
prospectus for that option)

Special services charges

 .   Wire transfer charge/(1)/          $90 (current and maximum)

 .   Express mail charge                $35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you own the certificate, not including underlying trust portfolio fees and expenses.

-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------
Maximum annual administrative charge    $0
-------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------
Separate account annual expenses/(2)/   0.40%
-------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011 (expenses that are  Lowest Highest deducted from portfolio assets including management fees, 12b-1 fees,
service fees, and/or other expenses)/(3)/                              0.62%  1.55%
-------------------------------------------------------------------------------------

Notes:
(1)Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.
(3)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the Target 2045 Allocation portfolio.

EXAMPLES: EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Vantage/SM/ ACTS contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

We assume that the Contract Year and Participation Year are the same. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------------------------------
                               IF YOU ANNUITIZE AT THE                    IF YOU SURRENDER OR DO NOT SURRENDER YOUR CERTIFICATE AT
                               END OF THE APPLICABLE TIME PERIOD          THE END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                 1 YEAR     3 YEARS     5 YEARS    10 YEARS 1 YEAR        3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   portfolios                   N/A       $1,078      $1,595      $3,014   $236          $728         $1,245         $2,664
----------------------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   portfolios                   N/A       $  781      $1,095      $1,985   $139          $431         $  745         $1,635
----------------------------------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

Because certificates offered by this Prospectus for the EQUI-VEST(R) Vantage/SM/ ACTS contract have not yet been sold with a daily Separate account charge of 0.40%, no class of accumulation units have yet been derived.

4. THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS:

-------------------------------------------------------------------------------------
 CONTRACT TYPE    SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
-------------------------------------------------------------------------------------
EQUI-VEST(R)       .   Salary Reduction              .   For 2012, maximum amount of
VANTAGE/SM/ ACTS       Contributions (Elective           employer and employee
                       Deferral Contributions):          contributions is generally
                       Contributions under a             the lesser of $50,000 or
                       salary reduc- tion                100% of compensation with
                       agreement that an employee        maxi- mum salary reduction
                       enters into with the              contribution of $17,000.
                       Employer under the Plan,
                       including designated Roth      .   If your employer's plan
                       contributions under Section        permits and you are at
                       402A of the Code.                  least age 50 at any time
                                                          during 2012, additional
                    .   Additional "catch-up"             salary reduction
                        contributions.                    "catch-up" contributions
                                                          total- ling up to $5,500
                    .   Rollover Contributions:           can be made.
                        Contributions of eligible
                        rollover distributions        .   All salary reduction
                        directly or indirectly            contributions (whether
                        from another eligible             pre- tax or designated
                        retirement arrangement.           Roth) may not exceed the
                                                          total maximum for the year
                    .   Direct Transfer                   (for 2012, $17,000 and age
                        Contributions: Amounts            50 catch-up of $5,500).
                        directly transferred
                        (either a plan-to-plan        .   Rollover or direct
                        direct transfer or a              transfer contributions
                        contract exchange under           after age 70 1/2 must be
                        the same 403(b) plan).            net of required minimum
                                                          distributions.

                                                      .   Different sources of
                                                          contributions and earnings
                                                          may be subject to
                                                          withdrawal restrictions.
-------------------------------------------------------------------------------------

5. THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable accumulation annuities in which a participant has an interest would then total more than $2,500,000.

6. THE FIRST PARAGRAPH UNDER "OWNER AND ANNUITANT REQUIREMENTS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE
   FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP IRA, SIMPLE IRA, TSA, University TSA (other than EQUI-VEST(R) Vantage/SM/ ACTS contracts) and Annuitant-Owned HR-10.

7. THE FINAL PARAGRAPH UNDER "GUARANTEED INTEREST OPTION," IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING PARAGRAPH:

For certificates issued on or before August 24, 2012, the minimum yearly guaranteed interest rate for 2012 is 1.50%. Your lifetime minimum guaranteed interest rate is 1.50%. For certificates issued on or after August 27, 2012, the minimum yearly guaranteed interest rate for 2012 is 1.00%. Your lifetime minimum guaranteed interest rate is 1.00%. For all certificates, the minimum yearly guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Also, current rates will never be less than the minimum yearly guaranteed interest rate.

8. THE SECTION "SELECTING YOUR INVESTMENT METHOD" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS DOES NOT APPLY TO EQUI-VEST(R) VANTAGE/SM/ ACTS AND IS DELETED IN ITS ENTIRETY. A NEW SECTION IS ADDED AS FOLLOWS:

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS

From time to time, we may remove certain restrictions that apply. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

The transfer and withdrawal restrictions described in Items 9. and 10. of this Supplement apply to participation certificates issued on or before August 24, 2012 only. They do not apply to participation certificates issued after this date. For certificates issued on or after August 27, 2012, AXA Equitable reserves the right to prohibit transfers to the guaranteed interest option in the first participation year.

9. THE SEVENTH BULLET UNDER "TRANSFERRING YOUR ACCOUNT VALUE" IN "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option in any participation year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

   (b)the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

..   We reserve the right to not permit transfers into the guaranteed interest option in the first participation year. After the first participation year, we also reserve the right to prohibit a transfer into the guaranteed interest option if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

10.A NEW SUBSECTION IS ADDED IMMEDIATELY AFTER THE CHART UNDER "WITHDRAWING
   YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AS FOLLOWS:

RESTRICTIONS ON WITHDRAWALS FROM THE GUARANTEED INTEREST OPTION:

The maximum amount that may be withdrawn from the guaranteed interest option in any participation year is the greatest of:

(a)25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b)the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from your account balance under the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c)25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

   These limitations are more fully described in your participation certificate.

11.THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER
   "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12.THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN
   "ACCESSING YOUR MONEY" IN THE PROSPECTUS:

EQUI-VEST(R) VANTAGE/SM/ ACTS TERMINATION OF PARTICIPATION

We may terminate the participant's participation under the EQUI-VEST(R) Vantage/SM/ ACTS contract and pay that participant the account value under the certificate if:

(1)the account value under the certificate is less than $500 and that participant has not made contributions under the certificate for a period of three years;

(2)a participant requests a partial withdrawal that reduces the account value under the certificate to an amount of less than $500;

(3)a participant has not made any contributions under the certificate within 120 days from his or her participation date; or

(4)the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST(R) Vantage/SM/ ACTS contract is terminated by us.

   We will deduct the amount of any outstanding loan balance from the account value when we terminate a participant's participation under the contract.

   The contract holder may discontinue an EQUI-VEST(R) Vantage/SM/ ACTS contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferrals to be made under the contract. If and as permitted by the plan, and subject to the annual withdrawal restriction from the guaranteed interest option, the participant may withdraw any portion of the account value under the certificate and:
   (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle; (ii) directly roll over such amounts to another eligible retirement plan; (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us.

   An EQUI-VEST(R) Vantage/SM/ ACTS contract may be terminated only after all participation under the contract is terminated.

13.THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN
   NEW YORK -- FIXED MATURITY OPTIONS/(1)/" IN "CHARGES AND EXPENSES" IN THE
   PROSPECTUS:

CHARGES UNDER EQUI-VEST(R) VANTAGE/SM/ ACTS CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate of 0.40% of daily net assets attributable to all certificates under the group contract.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the certificates. A participant's participation certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST/SM/ Vantage/SM/ ACTS contracts.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

14.THE SECOND PARAGRAPH IN "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS" UNDER
   "WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS IS AMENDED IN THE FOLLOWING MANNER:

The phrase in the first sentence of the paragraph "or to your account balance attributable to employer contributions" is deleted in its entirety.

15.IN "DISTRIBUTION OF THE CONTRACTS", PLEASE NOTE THE FOLLOWING:

The contribution-based compensation described in the subsection entitled, "AXA Advisors Compensation" applies to all participation certificates issued on or before August 24, 2012. For participation certificates issued after this date, the following replaces the first paragraph of this section:

AXA Equitable pays compensation to AXA Advisors to reimburse AXA Advisors for salaries paid to financial professionals that are involved in the establishment of new participation certificates. The salaries paid to financial professionals are predetermined amounts and are not based on contributions to the participation certificates.

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.
   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

8